Tax - Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates and Average Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Profit before tax	$ 295.8	$ 196.5	$ 121.6
Tax expense (income) at applicable tax rate	73.9	46.2	23.1
Effect of overseas tax rates	2.2	0.7	1.0
Income not subject to tax	(0.5)	(0.7)	(0.2)
Expenses not deductible for tax purposes	6.4	4.7	4.2
Non-deductible goodwill adjustments	0.0	2.5	(2.3)
Movements in deferred tax not recognised	(0.7)	2.9	(1.0)
Deductible payments on AT1 securities	(3.3)	(3.1)	(1.3)
Tax rate change	0.0	(0.5)	(0.8)
Prior year adjustments	(0.2)	2.5	0.7
Tax expense for the year	$ 77.8	$ 55.2	$ 23.4